Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
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Uninsured Cash					$ 1,095,329	$ 0
Cryptocurrencies	$ 7,385	$ 480,370	$ 7,385	$ 480,370	480,370	0
Realized Loss on Cryptocurrency	(1,091)	264,486	16,363	264,486	(10,939)	0
Unrealized Gain (Loss) on Cryptocurrency	$ (116)	$ 0	95,810	0	(135,729)	0
Amortization			256,509	0
Fixed Asset Depreciation					7,173	4,534
Depreciation			$ 4,126	$ 1,710	2,639	2,270
Advertising, Selling and Marketing Expenses					$ 454,225	$ 500,032